GOODWILL AND INTANGIBLE ASSETS, NET - Future Amortization Expense (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021		$ 36,919
2022		36,919
2023		36,919
2024		36,919
2025		36,919
Thereafter		538,361
Accumulated amortization	$ 717,215	$ 722,956	$ 110,450